Shareholder Report, Holdings (Details)	Apr. 30, 2025
Schwab International Opportunities Fund - SWMIX | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab International Opportunities Fund - SWMIX | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab International Opportunities Fund - SWMIX | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Opportunities Fund - SWMIX | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab International Opportunities Fund - SWMIX | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab International Opportunities Fund - SWMIX | Novo Nordisk AS, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Opportunities Fund - SWMIX | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Opportunities Fund - SWMIX | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Opportunities Fund - SWMIX | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Opportunities Fund - SWMIX | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Opportunities Fund - SWMIX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
Schwab International Opportunities Fund - SWMIX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[1]
Schwab International Opportunities Fund - SWMIX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
Schwab International Opportunities Fund - SWMIX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab International Opportunities Fund - SWMIX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[1]
Schwab International Opportunities Fund - SWMIX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[1]
Schwab International Opportunities Fund - SWMIX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
Schwab International Opportunities Fund - SWMIX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab International Opportunities Fund - SWMIX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
Schwab International Opportunities Fund - SWMIX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
Schwab International Opportunities Fund - SWMIX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Schwab International Opportunities Fund - SWMIX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1],[2]
Schwab International Opportunities Fund - SWMIX | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab International Opportunities Fund - SWMIX | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab International Opportunities Fund - SWMIX | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Schwab International Opportunities Fund - SWMIX | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.10%	[1]
Schwab International Opportunities Fund - SWMIX | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab International Opportunities Fund - SWMIX | CANADA
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
Schwab International Opportunities Fund - SWMIX | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab International Opportunities Fund - SWMIX | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab International Opportunities Fund - SWMIX | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab International Opportunities Fund - SWMIX | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab International Opportunities Fund - SWMIX | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
Schwab International Opportunities Fund - SWMIX | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[1]
Schwab Core Equity Fund - SWANX | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Schwab Core Equity Fund - SWANX | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Core Equity Fund - SWANX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Core Equity Fund - SWANX | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Core Equity Fund - SWANX | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Core Equity Fund - SWANX | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Core Equity Fund - SWANX | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab Core Equity Fund - SWANX | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Core Equity Fund - SWANX | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Core Equity Fund - SWANX | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Schwab Core Equity Fund - SWANX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
Schwab Core Equity Fund - SWANX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Schwab Core Equity Fund - SWANX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Schwab Core Equity Fund - SWANX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab Core Equity Fund - SWANX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Schwab Core Equity Fund - SWANX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Schwab Core Equity Fund - SWANX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab Core Equity Fund - SWANX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Core Equity Fund - SWANX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Core Equity Fund - SWANX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Schwab Core Equity Fund - SWANX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Core Equity Fund - SWANX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
Schwab Dividend Equity Fund - SWDSX | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Dividend Equity Fund - SWDSX | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab Dividend Equity Fund - SWDSX | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Dividend Equity Fund - SWDSX | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab Dividend Equity Fund - SWDSX | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab Dividend Equity Fund - SWDSX | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab Dividend Equity Fund - SWDSX | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab Dividend Equity Fund - SWDSX | Duke Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Dividend Equity Fund - SWDSX | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Dividend Equity Fund - SWDSX | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Dividend Equity Fund - SWDSX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Schwab Dividend Equity Fund - SWDSX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Schwab Dividend Equity Fund - SWDSX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Schwab Dividend Equity Fund - SWDSX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Dividend Equity Fund - SWDSX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Schwab Dividend Equity Fund - SWDSX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Schwab Dividend Equity Fund - SWDSX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Schwab Dividend Equity Fund - SWDSX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab Dividend Equity Fund - SWDSX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Schwab Dividend Equity Fund - SWDSX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Dividend Equity Fund - SWDSX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab Large-Cap Growth Fund - SWLSX | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Schwab Large-Cap Growth Fund - SWLSX | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Schwab Large-Cap Growth Fund - SWLSX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Large-Cap Growth Fund - SWLSX | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab Large-Cap Growth Fund - SWLSX | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Large-Cap Growth Fund - SWLSX | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Large-Cap Growth Fund - SWLSX | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Schwab Large-Cap Growth Fund - SWLSX | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Large-Cap Growth Fund - SWLSX | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Large-Cap Growth Fund - SWLSX | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Large-Cap Growth Fund - SWLSX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
Schwab Large-Cap Growth Fund - SWLSX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab Large-Cap Growth Fund - SWLSX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Large-Cap Growth Fund - SWLSX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Schwab Large-Cap Growth Fund - SWLSX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Large-Cap Growth Fund - SWLSX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Schwab Large-Cap Growth Fund - SWLSX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab Large-Cap Growth Fund - SWLSX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Small-Cap Equity Fund - SWSCX | Jackson Financial, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Small-Cap Equity Fund - SWSCX | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Small-Cap Equity Fund - SWSCX | Badger Meter, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Small-Cap Equity Fund - SWSCX | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund - SWSCX | Alexander & Baldwin, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund - SWSCX | Enact Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund - SWSCX | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund - SWSCX | American Assets Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund - SWSCX | Trustmark Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Small-Cap Equity Fund - SWSCX | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Small-Cap Equity Fund - SWSCX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab Small-Cap Equity Fund - SWSCX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2],[3]
Schwab Health Care Fund - SWHFX | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Schwab Health Care Fund - SWHFX | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Health Care Fund - SWHFX | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Health Care Fund - SWHFX | Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab Health Care Fund - SWHFX | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Health Care Fund - SWHFX | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Health Care Fund - SWHFX | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Health Care Fund - SWHFX | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Health Care Fund - SWHFX | United Health Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Health Care Fund - SWHFX | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab Health Care Fund - SWHFX | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
Schwab Health Care Fund - SWHFX | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Schwab Health Care Fund - SWHFX | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
Schwab Health Care Fund - SWHFX | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Schwab Health Care Fund - SWHFX | Managed Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab Health Care Fund - SWHFX | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Schwab Health Care Fund - SWHFX | Health Care Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Health Care Fund - SWHFX | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Schwab Health Care Fund - SWHFX | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Health Care Fund - SWHFX | Health Care Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Health Care Fund - SWHFX | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Health Care Fund - SWHFX | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	76.30%
Schwab Health Care Fund - SWHFX | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Health Care Fund - SWHFX | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.40%
Schwab Health Care Fund - SWHFX | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Health Care Fund - SWHFX | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab Health Care Fund - SWHFX | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Schwab International Core Equity Fund - SICNX | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab International Core Equity Fund - SICNX | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab International Core Equity Fund - SICNX | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab International Core Equity Fund - SICNX | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab International Core Equity Fund - SICNX | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab International Core Equity Fund - SICNX | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab International Core Equity Fund - SICNX | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab International Core Equity Fund - SICNX | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab International Core Equity Fund - SICNX | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab International Core Equity Fund - SICNX | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab International Core Equity Fund - SICNX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Schwab International Core Equity Fund - SICNX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Schwab International Core Equity Fund - SICNX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Schwab International Core Equity Fund - SICNX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Schwab International Core Equity Fund - SICNX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Schwab International Core Equity Fund - SICNX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Schwab International Core Equity Fund - SICNX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab International Core Equity Fund - SICNX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab International Core Equity Fund - SICNX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab International Core Equity Fund - SICNX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Schwab International Core Equity Fund - SICNX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab International Core Equity Fund - SICNX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
Schwab International Core Equity Fund - SICNX | ITALY
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab International Core Equity Fund - SICNX | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab International Core Equity Fund - SICNX | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab International Core Equity Fund - SICNX | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.30%
Schwab International Core Equity Fund - SICNX | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.60%
Schwab International Core Equity Fund - SICNX | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.30%
Schwab International Core Equity Fund - SICNX | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab International Core Equity Fund - SICNX | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.10%
Schwab International Core Equity Fund - SICNX | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.50%
Schwab International Core Equity Fund - SICNX | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Schwab Balanced Fund - SWOBX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%	[4]
Schwab Balanced Fund - SWOBX | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[4]
Schwab Balanced Fund - SWOBX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[4]
Schwab Balanced Fund - SWOBX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[4]
Schwab Balanced Fund - SWOBX | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4]
Schwab Balanced Fund - SWOBX | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
Schwab Balanced Fund - SWOBX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
Schwab Balanced Fund - SWOBX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
Schwab Balanced Fund - SWOBX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Schwab Balanced Fund - SWOBX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Schwab Balanced Fund - SWOBX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab S&P 500 Index Fund - SWPPX | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab S&P 500 Index Fund - SWPPX | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Schwab S&P 500 Index Fund - SWPPX | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab S&P 500 Index Fund - SWPPX | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab S&P 500 Index Fund - SWPPX | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab S&P 500 Index Fund - SWPPX | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Schwab S&P 500 Index Fund - SWPPX | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab S&P 500 Index Fund - SWPPX | Alphabet, Inc., Class A - Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab S&P 500 Index Fund - SWPPX | Alphabet, Inc., Class C - Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab S&P 500 Index Fund - SWPPX | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab S&P 500 Index Fund - SWPPX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[1]
Schwab S&P 500 Index Fund - SWPPX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[1]
Schwab S&P 500 Index Fund - SWPPX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
Schwab S&P 500 Index Fund - SWPPX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab S&P 500 Index Fund - SWPPX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab S&P 500 Index Fund - SWPPX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab S&P 500 Index Fund - SWPPX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
Schwab S&P 500 Index Fund - SWPPX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab S&P 500 Index Fund - SWPPX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab S&P 500 Index Fund - SWPPX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab S&P 500 Index Fund - SWPPX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab S&P 500 Index Fund - SWPPX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2],[3]
Schwab Small-Cap Index Fund - SWSSX | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab Small-Cap Index Fund - SWSSX | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Small-Cap Index Fund - SWSSX | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Small-Cap Index Fund - SWSSX | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Small-Cap Index Fund - SWSSX | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Small-Cap Index Fund - SWSSX | SouthState Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Small-Cap Index Fund - SWSSX | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Small-Cap Index Fund - SWSSX | Rocket Lab USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Small-Cap Index Fund - SWSSX | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Small-Cap Index Fund - SWSSX | ExlService Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Small-Cap Index Fund - SWSSX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
Schwab Small-Cap Index Fund - SWSSX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[1]
Schwab Small-Cap Index Fund - SWSSX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[1]
Schwab Small-Cap Index Fund - SWSSX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab Small-Cap Index Fund - SWSSX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[1]
Schwab Small-Cap Index Fund - SWSSX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab Small-Cap Index Fund - SWSSX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Small-Cap Index Fund - SWSSX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Small-Cap Index Fund - SWSSX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab Small-Cap Index Fund - SWSSX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab Small-Cap Index Fund - SWSSX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
Schwab Small-Cap Index Fund - SWSSX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1],[2]
Schwab Total Stock Market Index Fund - SWTSX | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Total Stock Market Index Fund - SWTSX | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Total Stock Market Index Fund - SWTSX | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Total Stock Market Index Fund - SWTSX | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Total Stock Market Index Fund - SWTSX | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Total Stock Market Index Fund - SWTSX | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Total Stock Market Index Fund - SWTSX | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Total Stock Market Index Fund - SWTSX | Alphabet, Inc., Class A - Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Total Stock Market Index Fund - SWTSX | Alphabet, Inc., Class C - Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Total Stock Market Index Fund - SWTSX | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Total Stock Market Index Fund - SWTSX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Total Stock Market Index Fund - SWTSX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap Growth Index Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Schwab U.S. Large-Cap Growth Index Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Schwab U.S. Large-Cap Growth Index Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab U.S. Large-Cap Growth Index Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. Large-Cap Growth Index Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab U.S. Large-Cap Growth Index Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Schwab U.S. Large-Cap Growth Index Fund | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab U.S. Large-Cap Growth Index Fund | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab U.S. Large-Cap Growth Index Fund | Alphabet, Inc., Class A - Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab U.S. Large-Cap Growth Index Fund | Alphabet, Inc., Class C - Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab U.S. Large-Cap Growth Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab U.S. Large-Cap Growth Index Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | United Health Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Procter & Gamble Co.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab U.S. Large-Cap Value Index Fund - SWLVX | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Palantir Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab U.S. Mid-Cap Index Fund - SWMCX | MicroStrategy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab U.S. Mid-Cap Index Fund - SWMCX | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap Index Fund - SWMCX | Williams Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap Index Fund - SWMCX | AppLovin Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap Index Fund - SWMCX | Aflac, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap Index Fund - SWMCX | Bank Of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap Index Fund - SWMCX | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap Index Fund - SWMCX | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap Index Fund - SWMCX | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap Index Fund - SWMCX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab U.S. Mid-Cap Index Fund - SWMCX | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab International Index Fund - SWISX | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab International Index Fund - SWISX | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab International Index Fund - SWISX | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab International Index Fund - SWISX | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab International Index Fund - SWISX | Novo Nordisk AS, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab International Index Fund - SWISX | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab International Index Fund - SWISX | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Index Fund - SWISX | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab International Index Fund - SWISX | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab International Index Fund - SWISX | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab International Index Fund - SWISX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Schwab International Index Fund - SWISX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[1]
Schwab International Index Fund - SWISX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
Schwab International Index Fund - SWISX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
Schwab International Index Fund - SWISX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[1]
Schwab International Index Fund - SWISX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab International Index Fund - SWISX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab International Index Fund - SWISX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab International Index Fund - SWISX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab International Index Fund - SWISX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
Schwab International Index Fund - SWISX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Schwab International Index Fund - SWISX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab International Index Fund - SWISX | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab International Index Fund - SWISX | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab International Index Fund - SWISX | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Schwab International Index Fund - SWISX | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.90%	[1]
Schwab International Index Fund - SWISX | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%	[1]
Schwab International Index Fund - SWISX | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab International Index Fund - SWISX | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab International Index Fund - SWISX | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.40%	[1]
Schwab International Index Fund - SWISX | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab International Index Fund - SWISX | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab International Index Fund - SWISX | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | AT&T, Inc., [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Schwab Fundamental U.S. Large Company Index Fund - SFLNX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1],[2]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | VeriSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | GEO Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | GameStop Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Royalty Pharma PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Urban Outfitters, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | H&R Block, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Nordstrom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab Fundamental U.S. Small Company Index Fund - SFSNX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab Fundamental International Equity Index Fund - SFNNX | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Fundamental International Equity Index Fund - SFNNX | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental International Equity Index Fund - SFNNX | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Fundamental International Equity Index Fund - SFNNX | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Fundamental International Equity Index Fund - SFNNX | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity Index Fund - SFNNX | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity Index Fund - SFNNX | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity Index Fund - SFNNX | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity Index Fund - SFNNX | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Fundamental International Equity Index Fund - SFNNX | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Fundamental International Equity Index Fund - SFNNX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Fundamental International Equity Index Fund - SFNNX | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.90%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.50%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | CANADA
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Schwab Fundamental International Equity Index Fund - SFNNX | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Evolution Mining Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | CI Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | Kloeckner & Co. SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | Konami Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | Saab AB, B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | Israel Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | Square Enix Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | Sea Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund - SFILX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
Schwab Fundamental International Small Equity Index Fund - SFILX | JAPAN
Holdings [Line Items]
Percent of Total Investments	33.80%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | CANADA
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Fundamental International Small Equity Index Fund - SFILX | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | China Construction Bank Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Industrial & Commercial Bank of China Ltd., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Petroleo Brasileiro SA – Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Ping An Insurance Group Co Of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Bank Of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | CHINA
Holdings [Line Items]
Percent of Total Investments	38.70%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | BRAZIL
Holdings [Line Items]
Percent of Total Investments	10.90%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | INDIA
Holdings [Line Items]
Percent of Total Investments	10.90%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund-SFENX | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab International Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab U.S. Large-Cap Growth Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab Small-Cap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab Fundamental International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab Fundamental Emerging Markets Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab Fundamental International Small Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab MarketTrack All Equity Portfolio - SWEGX | Schwab Fundamental U.S. Small Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab MarketTrack All Equity Portfolio - SWEGX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
Schwab MarketTrack All Equity Portfolio - SWEGX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
Schwab MarketTrack All Equity Portfolio - SWEGX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Schwab MarketTrack All Equity Portfolio - SWEGX | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab MarketTrack All Equity Portfolio - SWEGX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab International Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab U.S. Large-Cap Growth Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab Small-Cap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab Fundamental International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab MarketTrack Growth Portfolio - SWHGX | Schwab Fundamental Emerging Markets Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab MarketTrack Growth Portfolio - SWHGX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	43.60%
Schwab MarketTrack Growth Portfolio - SWHGX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Schwab MarketTrack Growth Portfolio - SWHGX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
Schwab MarketTrack Growth Portfolio - SWHGX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Schwab MarketTrack Growth Portfolio - SWHGX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab MarketTrack Growth Portfolio - SWHGX | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab MarketTrack Growth Portfolio - SWHGX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab International Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab U.S. Large-Cap Growth Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab Small-Cap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab Fundamental International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab MarketTrack Balanced Portfolio - SWBGX | Schwab Fundamental International Small Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab MarketTrack Balanced Portfolio - SWBGX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
Schwab MarketTrack Balanced Portfolio - SWBGX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
Schwab MarketTrack Balanced Portfolio - SWBGX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Schwab MarketTrack Balanced Portfolio - SWBGX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab MarketTrack Balanced Portfolio - SWBGX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab MarketTrack Balanced Portfolio - SWBGX | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab MarketTrack Balanced Portfolio - SWBGX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab MarketTrack Balanced Portfolio - SWBGX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab International Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab U.S. Large-Cap Growth Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab Small-Cap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab Fundamental International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab MarketTrack Conservative Portfolio - SWCGX | Schwab Fundamental International Small Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab MarketTrack Conservative Portfolio - SWCGX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
Schwab MarketTrack Conservative Portfolio - SWCGX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
Schwab MarketTrack Conservative Portfolio - SWCGX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Schwab MarketTrack Conservative Portfolio - SWCGX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab MarketTrack Conservative Portfolio - SWCGX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Schwab MarketTrack Conservative Portfolio - SWCGX | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab MarketTrack Conservative Portfolio - SWCGX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab MarketTrack Conservative Portfolio - SWCGX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab Target 2010 Fund - SWBRX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Schwab Target 2010 Fund - SWBRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab Target 2010 Fund - SWBRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Target 2010 Fund - SWBRX | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Target 2010 Fund - SWBRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Schwab Target 2010 Fund - SWBRX | Schwab Treasury Inflation Protected Securities Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Target 2010 Fund - SWBRX | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Schwab Target 2010 Fund - SWBRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Target 2010 Fund - SWBRX | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Schwab Target 2010 Fund - SWBRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Target 2010 Fund - SWBRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Schwab Target 2010 Fund - SWBRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
Schwab Target 2010 Fund - SWBRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Schwab Target 2010 Fund - SWBRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Target 2010 Fund - SWBRX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab Target 2010 Fund - SWBRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Schwab Target 2010 Fund - SWBRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Target 2010 Fund - SWBRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Target 2010 Fund - SWBRX | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Target 2010 Fund - SWBRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Target 2015 Fund - SWGRX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Schwab Target 2015 Fund - SWGRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Target 2015 Fund - SWGRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Target 2015 Fund - SWGRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Schwab Target 2015 Fund - SWGRX | Schwab Treasury Inflation Protected Securities Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab Target 2015 Fund - SWGRX | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Schwab Target 2015 Fund - SWGRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Target 2015 Fund - SWGRX | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Schwab Target 2015 Fund - SWGRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Target 2015 Fund - SWGRX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Target 2015 Fund - SWGRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Schwab Target 2015 Fund - SWGRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
Schwab Target 2015 Fund - SWGRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Schwab Target 2015 Fund - SWGRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2015 Fund - SWGRX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Target 2015 Fund - SWGRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Schwab Target 2015 Fund - SWGRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Target 2015 Fund - SWGRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Target 2015 Fund - SWGRX | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Schwab Target 2015 Fund - SWGRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Target 2020 Fund - SWCRX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Schwab Target 2020 Fund - SWCRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Target 2020 Fund - SWCRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2020 Fund - SWCRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Schwab Target 2020 Fund - SWCRX | Schwab Treasury Inflation Protected Securities Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab Target 2020 Fund - SWCRX | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Schwab Target 2020 Fund - SWCRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Target 2020 Fund - SWCRX | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Schwab Target 2020 Fund - SWCRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Target 2020 Fund - SWCRX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Target 2020 Fund - SWCRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Schwab Target 2020 Fund - SWCRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
Schwab Target 2020 Fund - SWCRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Schwab Target 2020 Fund - SWCRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2020 Fund - SWCRX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Target 2020 Fund - SWCRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab Target 2020 Fund - SWCRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Target 2020 Fund - SWCRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Schwab Target 2020 Fund - SWCRX | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab Target 2020 Fund - SWCRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Target 2025 Fund - SWHRX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Schwab Target 2025 Fund - SWHRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2025 Fund - SWHRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2025 Fund - SWHRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Schwab Target 2025 Fund - SWHRX | Schwab Treasury Inflation Protected Securities Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Target 2025 Fund - SWHRX | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Schwab Target 2025 Fund - SWHRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2025 Fund - SWHRX | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Target 2025 Fund - SWHRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Target 2025 Fund - SWHRX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Target 2025 Fund - SWHRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
Schwab Target 2025 Fund - SWHRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
Schwab Target 2025 Fund - SWHRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Schwab Target 2025 Fund - SWHRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Target 2025 Fund - SWHRX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Schwab Target 2025 Fund - SWHRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Target 2025 Fund - SWHRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Target 2025 Fund - SWHRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab Target 2025 Fund - SWHRX | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab Target 2025 Fund - SWHRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Target 2030 Fund - SWDRX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Schwab Target 2030 Fund - SWDRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Schwab Target 2030 Fund - SWDRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Schwab Target 2030 Fund - SWDRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Schwab Target 2030 Fund - SWDRX | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Target 2030 Fund - SWDRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Schwab Target 2030 Fund - SWDRX | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Target 2030 Fund - SWDRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2030 Fund - SWDRX | PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Target 2030 Fund - SWDRX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Target 2030 Fund - SWDRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
Schwab Target 2030 Fund - SWDRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Schwab Target 2030 Fund - SWDRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Schwab Target 2030 Fund - SWDRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Target 2030 Fund - SWDRX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Schwab Target 2030 Fund - SWDRX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Schwab Target 2030 Fund - SWDRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab Target 2030 Fund - SWDRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Target 2030 Fund - SWDRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Schwab Target 2030 Fund - SWDRX | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Target 2030 Fund - SWDRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab Target 2035 Fund - SWIRX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab Target 2035 Fund - SWIRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab Target 2035 Fund - SWIRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Schwab Target 2035 Fund - SWIRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Schwab Target 2035 Fund - SWIRX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Target 2035 Fund - SWIRX | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Target 2035 Fund - SWIRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Schwab Target 2035 Fund - SWIRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Schwab Target 2035 Fund - SWIRX | PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2035 Fund - SWIRX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Target 2035 Fund - SWIRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
Schwab Target 2035 Fund - SWIRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
Schwab Target 2035 Fund - SWIRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
Schwab Target 2035 Fund - SWIRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Schwab Target 2035 Fund - SWIRX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Target 2035 Fund - SWIRX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2035 Fund - SWIRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Target 2035 Fund - SWIRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Target 2035 Fund - SWIRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Target 2035 Fund - SWIRX | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Target 2035 Fund - SWIRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Schwab Target 2040 Fund - SWERX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Schwab Target 2040 Fund - SWERX | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Target 2040 Fund - SWERX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Schwab Target 2040 Fund - SWERX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Schwab Target 2040 Fund - SWERX | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Target 2040 Fund - SWERX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Schwab Target 2040 Fund - SWERX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Target 2040 Fund - SWERX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Schwab Target 2040 Fund - SWERX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Schwab Target 2040 Fund - SWERX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Target 2040 Fund - SWERX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
Schwab Target 2040 Fund - SWERX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Schwab Target 2040 Fund - SWERX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Schwab Target 2040 Fund - SWERX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Target 2040 Fund - SWERX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Target 2040 Fund - SWERX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab Target 2040 Fund - SWERX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Target 2040 Fund - SWERX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab Target 2040 Fund - SWERX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Schwab Target 2040 Fund - SWERX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Target 2045 Fund - SWMRX | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Target 2045 Fund - SWMRX | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2045 Fund - SWMRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Schwab Target 2045 Fund - SWMRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Schwab Target 2045 Fund - SWMRX | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Target 2045 Fund - SWMRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Schwab Target 2045 Fund - SWMRX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Target 2045 Fund - SWMRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Schwab Target 2045 Fund - SWMRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Target 2045 Fund - SWMRX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Target 2045 Fund - SWMRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Schwab Target 2045 Fund - SWMRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Schwab Target 2045 Fund - SWMRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
Schwab Target 2045 Fund - SWMRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab Target 2045 Fund - SWMRX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Target 2045 Fund - SWMRX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab Target 2045 Fund - SWMRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Target 2045 Fund - SWMRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Target 2045 Fund - SWMRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab Target 2045 Fund - SWMRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2050 Fund - SWNRX | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Target 2050 Fund - SWNRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Schwab Target 2050 Fund - SWNRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Schwab Target 2050 Fund - SWNRX | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2050 Fund - SWNRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Schwab Target 2050 Fund - SWNRX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab Target 2050 Fund - SWNRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Schwab Target 2050 Fund - SWNRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2050 Fund - SWNRX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Target 2050 Fund - SWNRX | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Target 2050 Fund - SWNRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
Schwab Target 2050 Fund - SWNRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Target 2050 Fund - SWNRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Schwab Target 2050 Fund - SWNRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Schwab Target 2050 Fund - SWNRX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Target 2050 Fund - SWNRX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Schwab Target 2050 Fund - SWNRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Schwab Target 2050 Fund - SWNRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Target 2050 Fund - SWNRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Target 2050 Fund - SWNRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Target 2055 Fund - SWORX | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Target 2055 Fund - SWORX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Schwab Target 2055 Fund - SWORX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Schwab Target 2055 Fund - SWORX | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Schwab Target 2055 Fund - SWORX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Schwab Target 2055 Fund - SWORX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Target 2055 Fund - SWORX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Schwab Target 2055 Fund - SWORX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Target 2055 Fund - SWORX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2055 Fund - SWORX | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Schwab Target 2055 Fund - SWORX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
Schwab Target 2055 Fund - SWORX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Target 2055 Fund - SWORX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
Schwab Target 2055 Fund - SWORX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Schwab Target 2055 Fund - SWORX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab Target 2055 Fund - SWORX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Target 2055 Fund - SWORX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Schwab Target 2055 Fund - SWORX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Target 2055 Fund - SWORX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Target 2060 Fund - SWPRX | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2060 Fund - SWPRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Schwab Target 2060 Fund - SWPRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Schwab Target 2060 Fund - SWPRX | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab Target 2060 Fund - SWPRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Schwab Target 2060 Fund - SWPRX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2060 Fund - SWPRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Schwab Target 2060 Fund - SWPRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab Target 2060 Fund - SWPRX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Target 2060 Fund - SWPRX | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2060 Fund - SWPRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%
Schwab Target 2060 Fund - SWPRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab Target 2060 Fund - SWPRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Schwab Target 2060 Fund - SWPRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Target 2060 Fund - SWPRX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Target 2060 Fund - SWPRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Target 2060 Fund - SWPRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Target 2060 Fund - SWPRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab Target 2060 Fund - SWPRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Target 2065 Fund - SWQRX | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Target 2065 Fund - SWQRX | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Schwab Target 2065 Fund - SWQRX | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Schwab Target 2065 Fund - SWQRX | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2065 Fund - SWQRX | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Schwab Target 2065 Fund - SWQRX | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Target 2065 Fund - SWQRX | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Schwab Target 2065 Fund - SWQRX | Dodge And Cox Stock Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2065 Fund - SWQRX | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Target 2065 Fund - SWQRX | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Target 2065 Fund - SWQRX | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%
Schwab Target 2065 Fund - SWQRX | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab Target 2065 Fund - SWQRX | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Schwab Target 2065 Fund - SWQRX | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Schwab Target 2065 Fund - SWQRX | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Target 2065 Fund - SWQRX | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Target 2065 Fund - SWQRX | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Target 2065 Fund - SWQRX | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab Target 2065 Fund - SWQRX | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Less than 0.05%.
[4]	The holdings listed exclude any temporary liquidity investments.